Vessels - Schedule of Collateral Agreements (Details) - USD ($)	Aug. 31, 2018	Jul. 31, 2018
$116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued	$ 116,000,000
$157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued		$ 157,500,000